Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Severance Compensation [Member]
Disclosure Of Capitalization [Line Items]
Retirement benefits	9 years 1 month 2 days	10 years 15 days
Retirement Benefits [Member]
Disclosure Of Capitalization [Line Items]
Retirement benefits	13 years 22 days	14 years 26 days